UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				FORM 13F

			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended : December 31, 2006
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement
				 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name : Glynn Capital Management LLC
Address: 3000 Sand Hill Road
	 Bldg 4-235
	 Menlo Park, CA 94025

13F File Number :801-41243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name : Vivian Loh Nahmias
Title :CFO
Phone : 650-854-2215
Signature, Place, and Date of Signing:

Vivian Loh Nahmias	Menlo Park	CA	January 26, 2007



			FORM 13F SUMMARY PAGE
Report Summary :

Number of Other Included Managers : 0

Form 13F Information Table Entry Total : 47

Form 13F Information Table Value Total : $141,373

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     2143    44000 SH       SOLE                    44000
Activision Inc.                COM              004930202     4496   260800 SH       SOLE                   260800
Advent Software                COM              007974108     9685   274448 SH       SOLE                   274448
Affymetrix                     COM              00826T108     5268   228434 SH       SOLE                   228434
Alexza Pharmaceuticals         COM              015384100      707    62100 SH       SOLE                    62100
Automatic Data Processing, Inc COM              053015103      340     6911 SH       SOLE                     6911
BEA Systems, Inc               COM              073325102     5463   434276 SH       SOLE                   434276
BP Amoco PLC                   COM              055622104     1279    19054 SH       SOLE                    19054
Berk. Hath. Class A            COM              084670108     1650       15 SH       SOLE                       15
Berk. Hath. Class B            COM              084670207     2093      571 SH       SOLE                      571
CNET Networks Inc.             COM              12613R104     4206   462748 SH       SOLE                   462748
Cisco Systems                  COM              17275R102      645    23600 SH       SOLE                    23600
CuraGen Corp.                  COM              23126R101     1774   385600 SH       SOLE                   385600
Dolby Laboratories Inc         COM              25659T107     6474   208695 SH       SOLE                   208695
EMC Corporation                COM              268648102      898    68048 SH       SOLE                    68048
Ebay                           COM              278642103      301    10000 SH       SOLE                    10000
Electronic Arts                COM              285512109     8502   168821 SH       SOLE                   168821
Exelixis Inc                   COM              30161Q104     1552   172440 SH       SOLE                   172440
FormFactor                     COM              346375108     6863   184237 SH       SOLE                   184237
General Electric               COM              369604103     2084    56016 SH       SOLE                    56016
General Mills                  COM              370334104      768    13336 SH       SOLE                    13336
Halliburton Co.                COM              406216101      621    20000 SH       SOLE                    20000
IBM                            COM              459200101     2149    22116 SH       SOLE                    22116
InnerWorkings                  COM              45773Y105     2112   132362 SH       SOLE                   132362
Intel Corp.                    COM              458140100     1012    50000 SH       SOLE                    50000
Intuit                         COM              461202103     7117   233264 SH       SOLE                   233264
Johnson & Johnson              COM              478160104     1065    16128 SH       SOLE                    16128
Juniper Networks               COM              48203r104     2073   109456 SH       SOLE                   109456
Linear Technology              COM              535678106     9420   310694 SH       SOLE                   310694
Maxim Intgrtd. Prod.           COM              57772K101     6840   223390 SH       SOLE                   223390
Minnesota Mining               COM              604059105      312     4000 SH       SOLE                     4000
Molecular Devices              COM              60851C107     2726   129355 SH       SOLE                   129355
Nektar Therapeutics            COM              640268108     3719   244500 SH       SOLE                   244500
PMC-Sierra Inc                 COM              69344F106     2830   421825 SH       SOLE                   421825
Pfizer, Inc.                   COM              717081103     1295    50000 SH       SOLE                    50000
Pharmion Corp                  COM              71715B409     2702   104972 SH       SOLE                   104972
Royal Dutch Shell PLC          COM              780259206      283     4000 SH       SOLE                     4000
Salesforce.com Inc             COM              79466L302     3923   107620 SH       SOLE                   107620
Schering-Plough                COM              806605101      946    40000 SH       SOLE                    40000
Schlumberger Ltd.              COM              806857108     1011    16000 SH       SOLE                    16000
Solexa Inc                     COM              83420X105     1580   120150 SH       SOLE                   120150
Target CP                      COM              239753106      864    15140 SH       SOLE                    15140
Tele Atlas                     COM              NL0000233      886    42300 SH       SOLE                    42300
Vertex Pharm.                  COM              92532F100     2540    67870 SH       SOLE                    67870
Yahoo                          COM              984332106     8338   326481 SH       SOLE                   326481
Zhone Technology               COM              98950P108      391   298100 SH       SOLE                   298100
eHealth, Inc                   COM              28238P109     7428   369350 SH       SOLE                   369350